Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and short-term deposits

	12-31-2024	12-31-2023
	ARS 000	ARS 000

Cash at banks and on hand	3,842,404	29,333,834